UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09597

LORD ABBETT LARGE-CAP GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (zip code)

Christina T. Simmons, Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2004

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT LARGE-CAP GROWTH FUND October 31, 2004

Investments	Shares	Value
		(000)
COMMON STOCKS 99.43%

Advertising Agency 0.39%
Omnicom Group, Inc.	6,000	$473

Banks: New York City 0.56%
JPMorgan Chase & Co.	17,500	676

Banks: Outside New York City 0.56%
Wachovia Corp.	13,600	669

Beverage: Brewers 0.73%
Anheuser-Busch Cos., Inc.	17,496	874

Beverage: Soft Drinks 2.29%
Coca-Cola Co. (The)	24,300	988
PepsiCo, Inc.	35,600	1,765
Total		2,753

Biotechnology Research & Production 4.17%
Amgen, Inc.*	39,183	2,226
Biogen Idec, Inc.*	12,800	744
Genentech, Inc.*	25,200	1,147
Genzyme Corp.*	17,300	908
Total		5,025

Casinos & Gambling 0.34%
International Game Technology	12,500	413

Communications & Media 0.84%
Time Warner, Inc.*	61,000	1,015

Communications Technology 6.32%
Avaya, Inc.*	35,000	504
Cisco Systems, Inc.*	175,788	3,377
Juniper Networks, Inc.*^	22,000	585
Motorola, Inc.	41,000	708
Nortel Networks Corp.*(a)	61,500	208
QUALCOMM, Inc.	53,400	2,233
Total		7,615

Computer Services Software & Systems 6.33%
Microsoft Corp.	168,900	4,728
Oracle Corp.*	104,539	$1,323
Symantec Corp.*	15,000	854
VERITAS Software Corp.*	33,100	724
Total		7,629

Computer Technology 4.66%
Dell, Inc.*	69,567	2,439
EMC Corp.*	105,400	1,356
International Business Machines Corp.	20,255	1,818
Total		5,613

Consumer Electronics 1.92%
Electronic Arts, Inc.*	19,470	875
Google, Inc. Class A*^	1,500	286
Yahoo! Inc.*	31,700	1,147
Total		2,308

Consumer Products 0.94%
Gillette Co.	27,300	1,132

Cosmetics 0.59%
Avon Products, Inc.	5,000	198
Estee Lauder Cos., Inc. (The)	11,900	511
Total		709

Diversified Financial Services 4.74%
Accenture Ltd. Class A*(a)	12,000	291
American Express Co.	40,200	2,133
Citigroup, Inc.	53,600	2,378
Morgan Stanley	17,798	909
Total		5,711

Drug & Grocery Store Chains 1.30%
Walgreen Co.	28,500	1,023
Whole Foods Market, Inc.	6,700	545
Total		1,568

Drugs & Pharmaceuticals 12.56%
Abbott Laboratories	21,000	895
Allergan, Inc.	9,000	644
Cardinal Health, Inc.	11,200	524
Eli Lilly & Co.	27,400	1,505

See Notes to Schedule of Investments.

Investments	Shares	Value
		(000)
Forest Laboratories, Inc.*	21,700	$968
Gilead Sciences, Inc.*	20,600	713
Johnson & Johnson	48,192	2,814
Pfizer, Inc.	159,700	4,623
Teva Pharmaceutical Industries Ltd. ADR	31,200	811
Wyeth	41,020	1,626
Total		15,123

Education Services 0.21%
Apollo Group, Inc. Class A*	3,800	251

Electronics: Medical Systems 0.97%
Medtronic, Inc.	22,850	1,168

Electronics: Semi-Conductors / Components 6.18%
Analog Devices, Inc.	15,700	632
Broadcom Corp.*	25,700	695
Intel Corp.	172,849	3,848
Linear Technology Corp.	13,000	492
PMC-Sierra, Inc.*	20,000	205
Texas Instruments, Inc.	64,500	1,577
Total		7,449

Entertainment 1.65%
Fox Entertainment Group, Inc.*	7,000	208
Viacom, Inc. Class B	31,550	1,151
Walt Disney Co. (The)	24,700	623
Total		1,982

Financial Data Processing Services & Systems 1.56%
Automatic Data Processing, Inc.	18,100	785
First Data Corp.	26,400	1,090
Total		1,875

Financial Miscellaneous 2.27%
Federal National Mortgage Assoc.	20,552	1,442
MBNA Corp.	50,600	1,297
Total		2,739

Healthcare Facilities 0.36%
Quest Diagnostics, Inc.	5,000	438

Healthcare Management Services 1.88%
UnitedHealth Group, Inc.	31,320	$2,268

Hotel/Motel 0.42%
Carnival Corp.	10,000	506

Insurance: Multi-Line 2.32%
American Int’l. Group, Inc.	45,970	2,791

Jewelry Watches & Gemstones 0.42%
Tiffany & Co.	17,200	504

Machinery: Oil Well Equipment & Services 1.47%
Schlumberger Ltd.(a)	22,300	1,403
Weatherford Int’l., Ltd.*	7,000	366
Total		1,769

Medical & Dental Instruments & Supplies 2.98%
Biomet, Inc.	6,300	294
Boston Scientific Corp.*	27,064	955
Guidant Corp.	9,300	620
St. Jude Medical, Inc.*	8,400	643
Zimmer Holdings, Inc.*	13,800	1,071
Total		3,583

Misc Business & Consumer Discretionary 0.45%
Scripps Co.	11,400	544

Multi-Sector Companies 5.16%
3M Co.	20,600	1,598
General Electric Co.	135,318	4,617
Total		6,215

Office Furniture & Business Equipment 0.37%
Lexmark Int’l., Inc.*	5,400	449

Oil: Integrated International 0.57%
Exxon Mobil Corp.	14,000	689

Production Technology Equipment 0.96%
Applied Materials, Inc.*	54,048	870
KLA-Tencor Corp.*	6,300	287
Total		1,157

See Notes to Schedule of Investments.

Investments	Shares	Value
		(000)
Radio & TV Broadcasters 0.45%
Clear Channel Communications, Inc.	16,274	$543

Recreational Vehicles & Boats 0.40%
Harley-Davidson, Inc.	8,400	484

Restaurants 1.10%
Starbucks Corp.*	25,000	1,322

Retail 8.55%
Amazon.com, Inc.*	11,000	375
Best Buy Co., Inc.	12,352	732
Gap, Inc. (The)	28,000	560
Home Depot, Inc. (The)	34,475	1,416
Lowe’s Cos., Inc.	25,700	1,446
Target Corp.	39,000	1,951
TJX Cos., Inc. (The)	29,000	695
Wal-Mart Stores, Inc.	57,804	3,117
Total		10,292

Securities Brokerage & Services 0.70%
Lehman Brothers Holdings, Inc.	10,184	837

Services: Commercial 2.68%
eBay, Inc.*	33,088	3,230

Shoes 0.66%
NIKE, Inc. Class B	9,700	789

Soaps & Household Chemicals 3.01%
Colgate-Palmolive Co.	23,100	1,031
Procter & Gamble Co. (The)	50,800	2,600
Total		3,631

Telecommunications Equipment 0.44%
Nokia Oyj ADR	34,300	529

Textiles Apparel Manufacturers 0.65%
Coach, Inc.*	16,800	783

Utilities: Cable TV & Radio 0.59%
Comcast Corp.*	24,100	711

Utilities: Telecommunications 0.76%
Nextel Communications, Inc.*	34,500	$914

Total Common Stocks (cost $119,663,131)		119,748

SHORT-TERM INVESTMENTS 1.20%

Collateral for Securities on Loan 0.42%
State Street Navigator Securities Lending Prime Portfolio, 1.72%(b)	$505,125	505

	Principal Amount
	(000)

Repurchase Agreement 0.78%
Repurchase Agreement dated 10/29/2004, 1.44% due 11/1/2004 with State Street Bank & Trust Co. collateralized by $965,000 of Federal National Mortgage Assoc. at zero coupon due 1/5/2005; value: $961,381; proceeds: $941,918	942	942

Total Short-Term Investments (cost $1,446,930)		1,447

Total Investments in Securities 100.63% (cost $121,110,061)		121,195
Liabilities in Excess of Cash and Other Assets (0.63%)		(757)
Net Assets 100.00%		$120,438

*	Non-income producing security.
^

Security (or a portion of security) on loan. As of October 31, 2004, the value of securities loaned for the Fund is $492,285. These loans are collateralized by cash of $505,125, which is invested in a restricted money market account.

(a)	Foreign security traded in U.S. dollars.
(b)	Rate shown reflects 7 day yield as of October 31, 2004.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company.  The Fund was organized as a Delaware Business Trust on September 29, 1999.  The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund’s investment objective is to seek long-term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d) Securities Lending-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund.  The loans are collateralized at all times by cash and/or U.S. Government or U.S. Government sponsored enterprises securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

3.  FEDERAL TAX INFORMATION

As of October 31, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$121,110,061
Gross unrealized gain	12,082,182
Gross unrealized loss	(11,996,973)
Net unrealized security gain	$85,209

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.  These factors can affect Fund performance.

Item 2:          Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:          Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer, Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2004